Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 31, 2011
(Portfolio Series Active Allocation Fund) | Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Asset Allocation Fee	0.10%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.27%
(Portfolio Series Active Allocation Fund) | Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Asset Allocation Fee	0.10%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	2.13%
(Portfolio Series Active Allocation Fund) | Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Asset Allocation Fee	0.10%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	2.02%
(Portfolio Series Active Allocation Fund) | Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Asset Allocation Fee	0.10%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.46%
(Portfolio Series Active Allocation Fund) | Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Asset Allocation Fee	0.10%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	0.90%
(Portfolio Series Equity Investor Fund) | Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.26%
(Portfolio Series Equity Investor Fund) | Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	2.10%
(Portfolio Series Equity Investor Fund) | Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	2.01%
(Portfolio Series Equity Investor Fund) | Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.45%
(Portfolio Series Equity Investor Fund) | Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.82%
(Portfolio Series Conservative Investor Fund) | Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.10%
(Portfolio Series Conservative Investor Fund) | Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.98%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.97%
(Portfolio Series Conservative Investor Fund) | Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.88%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.88%
(Portfolio Series Conservative Investor Fund) | Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.40%
(Portfolio Series Conservative Investor Fund) | Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.75%
(Portfolio Series Moderate Investor Fund) | Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.12%
(Portfolio Series Moderate Investor Fund) | Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.99%
(Portfolio Series Moderate Investor Fund) | Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.90%
(Portfolio Series Moderate Investor Fund) | Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.38%
(Portfolio Series Moderate Investor Fund) | Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	0.73%

[1]	The Manager has voluntarily agreed to limit the aggregate amount of direct and Underlying Fund expenses so that Total Annual Fund Operating Expenses as a percentage of average daily net assets will not exceed the annual rate of 1.25% for Class A, 2.00% for Class B and Class C, 1.50% for Class N and 1.00% for Class Y, not including extraordinary expenses and other expenses not incurred in the ordinary course of each Fund's business. The Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds. The Transfer Agent has agreed to limit the Transfer Agent fees to 0.35% of average annual net assets per fiscal year for all classes. These expense limitations may be amended or withdrawn after one year from the date of this prospectus.